Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated [Line Items]
Cash and cash equivalents	$ 7,036	$ 10,625	$ 2,828	$ 3,001
USD [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated [Line Items]
Cash and cash equivalents	6,658	7,591
Israel Currency [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated [Line Items]
Cash and cash equivalents	362	2,943
Other Currencies [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated [Line Items]
Cash and cash equivalents	$ 16	$ 91